Loss Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Loss Per Share
(4)	Loss Per Share

On August 18, 2014 in connection with its Existing Second Lien Term Loan and Existing Third Lien Notes, the Company issued one new class of in-the-money warrants deemed to be participating securities. As a result, the Company is required to use the two-class method to compute earnings per share. The penny warrants Alion issued in March 2010 are not participating securities. Because Alion has had losses for each of the periods presented, both the new class of warrants issued in fiscal year 2014 and the penny warrants issued in March 2010 are anti-dilutive for all periods presented. The warrants are anti-dilutive even after including required adjustments to the earnings per share numerator.

Alion computes basic and diluted loss per share by dividing net loss by the weighted average number of common shares outstanding. If Alion were to become profitable and warrant holders were to exercise their rights to acquire shares of Alion common stock, any such shares issued to warrant holders would dilute future earnings per share. At March 31, 2015, if all warrant holders were to exercise their rights, Alion would have to issue 10,773,816 additional shares.

On August 18, 2014, Alion issued the Second Lien Term Loan lenders a warrant (Second Lien Warrants) with the right to purchase in the aggregate shares equal to 12.5% of Alion’s total common stock at a penny-per-share strike price (revised to $0.0001 per share to be consistent with the new par value per share of Alion common stock). At the same time, Alion also issued similar warrants to Third Lien Note holders (Third Lien Warrants) with the right to purchase in the aggregate 27.5% of the Company’s total common stock. Both sets of warrants have the same rights and privileges, constitute a single class of warrant, are currently exercisable and expire August 17, 2024. The Second and Third Lien Warrants (collectively, the 2014 Warrants) have anti-dilution protections. At March 31, 2015, the Company had reserved 9,727,040 shares to satisfy potential warrant exercise demands of the Existing Second Lien Term Loan lenders and Existing Third Lien Note holders.

In March 2010, Alion issued its now-extinguished Secured Notes and accompanying penny warrants (2010 Warrants) to purchase 602,614 shares of Alion common stock. Anti-dilution protections in the 2010 Warrants could entitle holders to purchase up to 1,046,776 shares of Alion common stock if Second and Third Lien Warrants holders were to exercise their purchase rights. The 2010 Warrants are currently exercisable and expire March 15, 2017.

None of the Company’s warrants is redeemable or puttable. The 2010 Warrants are classified as permanent equity. The Second and Third Lien Warrants are classified as a liability, as they can be settled for a variable number of shares and are not considered indexed to the Company’s stock. The Second and Third Lien Warrants were initially measured at fair value. Subsequent changes in fair value have been recorded in earnings.

(4)	Loss Per Share

In connection with Alion’s August 2014 Refinancing Transactions, the Company issued one new class of in-the-money penny warrants deemed to be participating securities. As a result, the Company is required to use the two-class method to compute earnings per share. The penny warrants Alion issued in March 2010 are not participating securities. Because Alion has had losses each of the past three years, both the new class of warrants issued in fiscal 2014 and the penny warrants issued in March 2010 are anti-dilutive for all periods presented. The warrants are anti-dilutive even after including required adjustments to the earnings per share numerator.

Alion computes basic and diluted loss per share by dividing net loss by the weighted average number of common shares outstanding. If Alion were to become profitable and warrant holders were to exercise their rights to acquire shares of Alion common stock, any such shares issued to warrant holders would dilute future earnings per share. At September 30, 2014, if all warrant holders were to exercise their rights, Alion would have to issue 10,773,816 additional shares.

On August 18, 2014, Alion issued Second Lien lenders a warrant (Second Lien Warrants) with the right to purchase shares equal to 12.5% of Alion’s total common stock at a penny-per-share strike price. At the same time, Alion also issued Third Lien penny warrants (Third Lien Warrants) with the right to purchase 27.5% of the Company’s total common stock. Both sets of warrants have the same rights and privileges, constitute a single class of warrant, are currently exercisable and expire August 17, 2024. The Second and Third Lien Warrants have anti-dilution protections. At September 30, 2014, the Company had reserved 9,727,040 shares to satisfy potential warrant exercise demands of the Second Lien lenders and Third Lien Note holders.

In March 2010, Alion issued its now-extinguished Secured Notes and accompanying penny warrants (Secured Note Warrants) to purchase 602,614 shares of Alion common stock. As a result of issuing the Second and Third Lien Warrants, anti-dilution protections in the Secured Note Warrants could entitle holders to purchase up to 1,046,776 shares of Alion common stock if Second and Third Lien Warrant holders were to exercise their purchase rights. The Secured Note Warrants are currently exercisable and expire March 15, 2017.

None of the Company’s warrants is redeemable or puttable. The 2010 warrants are classified as permanent equity. The Second and Third Lien Warrants are classified as a liability, as they are not considered indexed to the Company’s stock. As such, the Second and Third Lien Warrants were initially measured at fair value and classified as liabilities on the balance sheet. Subsequent changes in fair value have been recorded in earnings.